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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

--------------------------------------------------------------------------------
Investment Company Act File Number: 811-21187

Registrant Name: PIMCO MUNICIPAL INCOME FUND III

Address of Principal Executive Offices: 1345 Avenue of the Americas New York,
New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna -
1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 9/30

Date of Reporting Period: 12/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,
Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                         PIMCO MUNICIPAL INCOME FUND III
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                           CREDIT RATINGS
     (000)                                                                                           (MOODY'S/ S&P)        VALUE*
------------------------------------------------------------------------------------------------------------------------------------

              MUNICIPAL BONDS & NOTES - 90.6%
              ALABAMA-0.7%
$   3,560     Birmingham, GO, 5.00%, 12/1/27-12/1/32, Ser. B (AMBAC)........................         Aaa/AAA          $  3,656,603
    1,500     Colbert Cnty., Northwest Health Care Auth., Health Care Facs., 5.75%, 6/1/27..         Baa3/NR             1,500,990
                                                                                                                     ---------------
                                                                                                                         5,157,593
                                                                                                                     ---------------
              ALASKA-0.7%
              State Housing Finance Corp.,
    3,900          5.00%, 12/1/33, Ser. A...................................................         Aaa/AAA             3,924,570
    1,000          5.25%, 6/1/32, Ser C. (MBIA).............................................         Aaa/AAA             1,012,460
                                                                                                                     ---------------
                                                                                                                         4,937,030
                                                                                                                     ---------------
              ARIZONA-0.6%
    2,200     Health Facs. Auth. Hospital Syst. Rev., 7.00%, 12/1/25........................          NR/BBB             2,449,348
    1,500     Maricopa Cnty. Pollution Control Corp., Pollution Control Rev.,
                    5.05%, 5/1/29 (AMBAC)...................................................          Aaa/AAA            1,542,840
                                                                                                                     ---------------
                                                                                                                         3,992,188
                                                                                                                     ---------------

              CALIFORNIA-7.0%
    1,000     Alameda Public  Financing Auth. Rev., 7.00%, 6/1/09 ..........................          NR/NR              1,012,330
   48,585     Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
                     6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1..............................          Baa3/BBB          48,746,074
                                                                                                                     ---------------
                                                                                                                        49,758,404
                                                                                                                     ---------------

              COLORADO-4.2%
              El Paso Cnty., CP,
    4,555          5.00%, 12/1/23-12/1/27, Ser. A (AMBAC) ..................................          Aaa/AAA            4,741,712
    3,225          5.00%, 12/1/23-12/1/27, Ser. B (AMBAC) ..................................          Aaa/AAA            3,365,969
    1,500     Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)....................          Aaa/NR             1,565,595
    3,000     La Plata Cnty. School Dist. No. 9-R, Durango, GO,
                   5.25%, 11/1/23-11/1/25 (MBIA) ...........................................          Aaa/NR             3,218,360
    4,000     Saddle Rock Met. Dist., GO,  5.35%, 12/1/31 (Radian)..........................          NR/AA              4,106,560
    2,500     School Mines Auxilary Facs. Rev., 5.00%, 12/1/37 (AMBAC)......................          Aaa/AAA            2,553,900
    9,955     Springs Utilities Rev., 5.00%, 11/15/30, Ser. B                                         Aa2/AA            10,201,386
                                                                                                                     ---------------
                                                                                                                        29,753,482
                                                                                                                     ---------------
              FLORIDA-6.4%
    8,000     Highlands Cnty., Health Facs. Auth., Rev., 5.25%, 11/15/23, Ser. B ...........          A2/A               8,254,080
    2,500     Hillsborough Cnty. Industrial Dev. Auth., Hospital Rev., 5.25%, 10/1/34,
                   Ser. B...................................................................          Baa1/NR            2,518,950
    1,485     Julington Creek Plantation Community Dev. Dist., Assessment Rev.,
                    5.00%, 5/1/29 (MBIA) ...................................................          Aaa/AAA            1,530,768
    1,000     Orange Cnty., Housing Finance Auth. Multifamily Rev.,
                    5.25%, 1/1/28, Ser. G  (FNMA) ..........................................          Aaa/NR             1,026,230
   15,000     Pinellas Cnty., Health Facs. Auth. Rev., 5.50%, 11/15/33 .....................          A1/NR             15,641,700
    7,500     South Miami Health Facs. Auth., Hospital Rev.,  5.25%, 11/15/33 ..............          Aa3/AA-            7,683,000
    2,500     State Board Public Education, GO., 5.00%, 6/1/13 (MBIA) ......................          Aaa/AAA            2,774,800
    5,615     Tampa, Water & Sewer Rev., 5.00%, 10/1/26, Ser. A.............................          Aa2/AA             5,829,830
                                                                                                                     ---------------
                                                                                                                        45,259,358
                                                                                                                     ---------------

              GEORGIA-1.0%
    4,000     Griffin Combined Public Utility Rev.,  5.00%, 1/1/32 (AMBAC) .................          Aaa/AAA            4,120,520
    2,805     State GO, 5.50%, 7/1/13, Ser. C ..............................................          Aaa/AAA            3,231,725
                                                                                                                     ---------------
                                                                                                                         7,352,245
                                                                                                                     ---------------

              IDAHO-1.0%
    6,750     State Building Auth. Building Rev., 5.00%, 9/1/33-9/1/43, Ser. A (XLCA) ......          Aaa/AAA            6,924,310
                                                                                                                     ---------------

              ILLINOIS-8.3%
              Chicago Board of Education, GO,
      500           zero coupon, 12/1/28, Ser. A (FGIC).....................................          Aaa/AAA              141,525
    5,000           5.00%, 12/1/31, Ser. C (FSA) ...........................................          Aaa/AAA            5,108,050
    2,250     Chicago, GO,  5.00%, 1/1/31, Ser. A (MBIA) ...................................          Aaa/AAA            2,299,208
    3,000     Chicago Kingsbury Redev. Project, Tax Allocation, 6.57%, 2/15/13, Ser. A .....          NR/NR              3,154,800
    7,000     Chicago Motor Fuel Tax Rev., 5.00% 1/1/33, Ser. A (AMBAC).....................          Aaa/AAA            7,165,270
    4,000     Chicago Park Dist., GO, 5.00%, 1/1/29, Ser. D (FGIC) .........................          Aaa/AAA            4,088,880
    5,056     Chicago, Special Assessment, 6.625%-6.75%, 12/1/22-12/1/32....................          NR/NR              5,303,117
    2,500     Chicago Water Rev., 5.00% 11/1/31 (AMBAC).....................................          Aaa/AAA            2,788,325

                         PIMCO MUNICIPAL INCOME FUND III
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                             (UNAUDITED) (CONTINUED)

  PRINCIPAL
    AMOUNT                                                                                           CREDIT RATINGS
     (000)                                                                                           (MOODY'S/ S&P)        VALUE*
------------------------------------------------------------------------------------------------------------------------------------

               MUNICIPAL BONDS & NOTES (CONTINUED)
               ILLINOIS (CONTINUED)
    $9,325     Educational Facs. Auth. Rev., 5.00%-5.25%, 7/1/33-7/1/41, Ser. A ..................      Aa1/AA           $9,966,659
     9,045     Metropolitan Pier & Exposition Auth., Dedicated State Tax Rev.,
                     5.25%, 6/15/42 (MBIA) .......................................................      Aaa/AAA           9,426,609
     4,300     Round Lake, Special Tax Rev.,  6.70%, 3/1/33 ......................................       NR/NR            4,509,324
     1,175     State Health Facs. Auth. Rev., 5.50%, 1/1/22 ......................................       A2/NR            1,229,837
     3,050     University, Rev., 5.00%, 4/1/30, Ser. A (AMBAC) ...................................      Aaa/AAA           3,111,976
                                                                                                                     ---------------
                                                                                                                         58,293,580
                                                                                                                     ---------------
               INDIANA-3.9%
     7,535     Bond Bank, 5.00%, 2/1/33, Ser. A (FSA) ............................................      Aaa/AAA           7,687,358
     3,000     Brownsburg, 1999 School Building Corp., 5.25%, 3/15/25, Ser. A (FSA) ..............      Aaa/AAA           3,218,220
     1,375     Fort Wayne Pollution Control Rev.,  6.20%, 10/15/25 ...............................     Baa2/BBB-          1,455,864
     5,000     Indianapolis Local Public Improvement Board, Tax Allocation,
                     5.00%, 2/1/29, Ser. G (MBIA) ................................................      Aaa/AAA           5,126,650
     4,500     Michigan City Area Wide School Building Corp., Rev.,
                    zero coupon, 1/15/21-1/15/22 (FGIC) ..........................................      Aaa/AAA           2,066,195
     1,000     Plainfield Parks Facs. Corp. Lease Rent Rev.,  5.00%, 1/15/22 (AMBAC) .............      Aaa/AAA           1,048,070
     3,500     State Dev. Finance Auth. Pollution Control Rev., 5.00%, 3/1/30 (AMBAC) ............      Aaa/AAA           3,513,790
     3,455     Valparaiso, Middle Schools Building Corp. Rev.,  5.00%, 7/15/24 (MBIA) ............      Aaa/AAA           3,608,126
                                                                                                                     ---------------
                                                                                                                         27,724,273
                                                                                                                     ---------------
               IOWA-0.1%
     1,000     Tobacco Settlement Auth., Tobacco Settlement Rev., 5.60%, 6/1/35, Ser. B ..........      Baa3/BBB            863,640
                                                                                                                     ---------------
               KENTUCKY-0.9%
     4,805     Dev. Finance Auth. Hospital Rev., 6.00%, 10/1/19 ..................................        A3/A            5,379,726
     1,000     Economic Dev. Finance Auth. Hospital Facs. Rev., 5.25%, 10/1/30 ...................       A1/AA-           1,027,430
                                                                                                                     ---------------
                                                                                                                          6,407,156
                                                                                                                     ---------------
               LOUISIANA-0.9%
     5,000     Public Facs. Auth. Rev., 5.50%, 5/15/32, Ser. B ...................................        A3/NR           5,155,000
     1,595     Tobacco Settlement Financing Corp., Rev., 5.875%, 5/15/39, Ser. 2001B .............      Baa3/BBB          1,442,438
                                                                                                                     ---------------
                                                                                                                          6,597,438
                                                                                                                     ---------------
               MARYLAND-0.2%
     1,500     State Health & Higher Eduational Facs. Auth. Rev., 5.50%, 7/1/36 ..................        A2/NR           1,558,410
                                                                                                                     ---------------
               MASSACHUSETTS-3.5%
     1,000     State Dev. Finance Agcy. Rev., 5.75%, 7/1/33 ......................................        NR/BBB          1,043,820
     7,000     State Health & Educational Facs. Auth. Rev., 5.125%, 7/15/37, Ser FF ..............       Aaa/AAA          7,299,320
     4,910     State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43, Ser. H .................        Aa3/AA-         4,990,770
     3,225     State Water Pollution Abatement Trust, 5.00%, 8/1/32, Ser. 8 ......................       Aaa/AAA          3,308,656
     7,555     State Water Resources Auth., 5.00%, 8/1/32, Ser. J (FSA) ..........................       Aaa/AAA          7,750,977
                                                                                                                     ---------------
                                                                                                                         24,393,543
                                                                                                                     ---------------
               MICHIGAN-7.1%
    12,240     Detroit Water Supply Syst., 5.00%, 7/1/34, Ser. B, (MBIA) .........................       Aaa/AAA         12,546,245
     5,000     State Building Auth., Rev., 5.00%, 10/15/26, Ser. III (FSA) .......................       Aaa/AAA          5,188,800
       175     State Hospital Finance Auth. Rev., Detroit Medical Center,
                     5.25%, 8/15/23 ..............................................................        Ba3/B             148,717
     4,000     State Hospital Finance Auth. Rev., Henry Ford Health Syst.,
                     5.00%, 3/1/17 ...............................................................        A1/A-           4,154,400
     5,980     State Hospital Finance Auth. Rev., Oakwood Group, Ser. A
                     5.75%-6.00%, 4/1/22-4/1/32 ..................................................        A2/A            6,270,964
    20,000     State Hospital Finance Auth. Rev. Ser. A, Trinity Health Credit,
                     5.375%, 12/1//30 ............................................................       Aa3/AA-         20,801,600
     1,000     Technological University, 5.00%, 10/1/33 (XLCA) ...................................      AAa/AAA           1,022,970
                                                                                                                     ---------------
                                                                                                                         50,133,696
                                                                                                                     ---------------
               MINNESOTA-0.4%
     2,400     Upsala Independent School Dist. No. 487, GO,
                     5.00%, 2/1/28 (FGIC) ........................................................      Aaa/AAa           2,486,976
                                                                                                                     ---------------

                        PIMCO MUNICIPAL INCOME FUND III
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                             (UNAUDITED) (CONTINUED)

   PRINCIPAL
    AMOUNT                                                                                           CREDIT RATINGS
     (000)                                                                                           (MOODY'S/ S&P)        VALUE*
------------------------------------------------------------------------------------------------------------------------------------

               MUNICIPAL BONDS & NOTES (CONTINUED)
               MISSISSIPPI-0.6%
    $4,250     Business Finance Corp., Pollution Control Rev.,
                     5.875%-5.90%, 4/1/22-5/1/22 ..................................................      Ba1/BBB         $4,281,517
                                                                                                                     ---------------
               MISSOURI-3.0%
     4,000     Bi-State Dev. Agcy., Missouri Illinois Met. Dist., 5.00%, 10/1/32 (FSA) ............      Aaa/AAA          4,128,320
     4,365     State Environmental Improvement & Energy Resources Auth., Water Pollution
                      Control Rev., 5.00%, 7/1/23, Ser. B .........................................      Aaa/NR           4,602,936
     7,500     State Health & Educational Facs. Auth., Health Facs. Rev., 6.25%, 12/1/30 ..........       A2/A            8,025,900
     1,350     St. Louis Cnty. Industrial Dev. Auth., Housing Dev. Rev.,
                      5.20%, 1/20/36 (GNMA) .......................................................      NR/AAA           1,379,268
     3,000     St. Louis Industrial Dev. Auth. Rev.,
                      5.125%, 12/20/29-12/20/30 (GNMA) ............................................      NR/AAA           3,067,815
                                                                                                                     ---------------
                                                                                                                         21,204,239
                                                                                                                     ---------------
               MONTONA-1.6%
    11,250     Forsyth Pollution Control Rev., 5.00%, 3/1/31 (AMBAC) ..............................      Aaa/AAA         11,565,562
                                                                                                                     ---------------

               NEVADA-0.6%
     3,355     Henderson Health Care Fac. Rev., 5.125%, 7/1/28 ....................................    Baa1/BBB+          3,289,879
     1,000     Henderson Local Improvement Dists., Special Assessment, 5.80%, 3/1/23 ..............       NR/NR           1,030,230
                                                                                                                     ---------------
                                                                                                                          4,320,109
                                                                                                                     ---------------
               NEW HAMSPHIRE-0.7%.
     4,750     Manchester Water Works, 5.00%, 12/1/28-12/1/34 (FGIC) ..............................      Aaa/AAA          4,891,610
                                                                                                                     ---------------
               NEW JERSEY-4.4%
     1,540     Camden Cnty., Improvement Auth. Rev., 6.00%, 2/15/27 ...............................     Baa3/BBB          1,563,932
     4,500     Economic Dev. Auth. Economic Dev. Rev., 6.50%, 4/1/28 ..............................      Baa3/NR          5,189,805
       300     Economic Dev. Auth. Industrial Dev. Rev.,  7.00%, 10/1/14 ..........................      Ba3/NR             312,801
     3,000     Health Care Facs. Financing Auth. Rev., Pascack Valley Hospital, 6.625%, 7/1/36 ....       NR/B+           2,890,800
     2,000     Health Care Facs. Financing Auth. Rev., Somerset Medical Center, 5.50%, 7/1/33 .....      Baa2/NR          2,032,520
     2,500     Middlesex Cnty. Polution Control Auth. Rev., 5.75%, 9/15/32 ........................     Ba1/BBB-          2,622,725
     2,000     South Port Corp., Rev., 5.10%, 1/1/33 ..............................................       NR/A-           2,043,140
     1,500     State Educational Facs. Auth. Rev., 6.00%, 7/1/25, Ser. D ..........................       NR/NR           1,609,155
               Tobacco Settlement Financing Corp., Rev.,
    12,855           6.00%-6.75%, 6/1/24-6/1/43 ...................................................     Baa3/BBB         12,782,485
                                                                                                                     ---------------
                                                                                                                         31,047,363
                                                                                                                     ---------------
               NEW MEXICO-0.1%
     1,000     Farmington Pollution Control Rev., 5.80%, 4/1/22 ...................................     Baa2/BBB          1,016,520
                                                                                                                     ---------------
               NEW YORK-5.6%
    10,000     Metropolitan Transportation Auth. Rev.,
                     5.25%, 11/15/32, Ser. B ......................................................       A2/A           10,445,900
               New York City Muni. Water Fin. Auth., Water & Sewer Syst. Rev.,
     5,000           5.00%, 6/15/35, Ser. C .......................................................      Aa2/AA+          5,105,550
     1,500           5.00%, 6/15/39, Ser. A .......................................................      Aa2/AA+          1,527,090
     3,800     State Dorm Auth. Rev., 5.00%, 3/15/32 ..............................................       A1/AA           3,868,780
    11,590     State Dorm Auth. Rev., Memorial Sloan-Kettering Center,
                     5.00%, 7/1/34, Ser. 1 ........................................................      Aa2/AA          11,879,982
     4,000     State Dorm Auth. Rev., St. Barnabas,
                     5.125%, 2/1/22, Ser. A (FHA) .................................................      Aaa/AAA          4,272,520
     2,000     State Environmental Facs. Corp., Clean Water & Drinking Rev.,
                     5.00%, 6/15/28 ...............................................................      Aaa/AAA          2,075,260
                                                                                                                     ---------------
                                                                                                                         39,175,082
                                                                                                                     ---------------
               NORTH CAROLINA-1.7%
     2,000     Charlotte-Mecklenberg Hospital Auth., Healthcare Syst. Rev.,
                     5.00%, 1/15/33, Ser. A .......................................................      Aa3/AA           2,045,080
               Eastern Municipal Power Agcy, Power Syst. Rev.,
     4,000           5.125%, 1/1/23-1/1/26, Ser. D ................................................     Baa2/BBB          4,070,840
     3,795           5.375%, 1/1/17, Ser. C .......................................................     Baa2/BBB          4,047,216
     1,500     Medical Care Commission, Health Care Facs. Rev., 5.00%, 7/1/35 (AMBAC) .............      Aaa/AAA          1,534,125
                                                                                                                     ---------------
                                                                                                                         11,697,261
                                                                                                                     ---------------

                         PIMCO MUNICIPAL INCOME FUND III
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                             (UNAUDITED) (CONTINUED)

   PRINCIPAL
    AMOUNT                                                                                           CREDIT RATINGS
     (000)                                                                                           (MOODY'S/ S&P)        VALUE*
------------------------------------------------------------------------------------------------------------------------------------

               MUNICIPAL BONDS & NOTES (CONTINUED)
               OHIO-0.4%
    $2,500     Lorian Cnty. Hospital Rev., 5.375%, 10/1/30 ........................................      A1/AA-          $2,572,275
                                                                                                                     ---------------
               PENNSYLVANIA-3.5%
     4,350     Allegeny Cnty. Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B ...................       B1/B            5,065,662
     1,500     Cumberland Cnty. Muni. Auth. Retirement Community Rev.,
                     7.25%, 1/1/35, Ser. A ........................................................       NR/NR           1,584,225
     3,250     Delaware River Joint Toll Bridge, Commission Bridge Rev.,
                     5.00%, 7/1/28 ................................................................       A2/A-           3,306,192
     3,000     Lehigh Cnty. General Purpose Auth. Rev., 5.375% 8/15/33 ............................     Baa2/BBB          3,023,460
     5,000     Philadelphia School Dist., GO, 5.125%, 6/1/34, Ser. D (FGIC) .......................      Aaa/AAA          5,241,200
     6,300     St. Mary Hospital Auth.,  Bucks Cnty., 5.00%, 12/1/28
                     (Partially pre-refunded 6/1/08 @ 101) (a) ....................................      Aa2/NR           6,453,972
                                                                                                                     ---------------
                                                                                                                         24,674,711
                                                                                                                     ---------------
               PUERTO RICO-0.3%
     2,200     Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN ..........................       A3/A-           2,271,038
                                                                                                                     ---------------
               SOUTH CAROLINA-2.1%
     7,500     Florence Cnty. Hospital Rev., 5.00%, 11/1/31, Ser. A (FSA) .........................      Aaa/AAA          7,710,600
     6,700     Jobs Economic Dev. Auth. Economic Dev. Rev., 5.625%, 11/15/30 ......................       A3/A-           6,916,276
                                                                                                                     ---------------
                                                                                                                         14,626,876
                                                                                                                     ---------------
               TENNESSEE-0.7%
     1,250     Knox Cnty. Health Educational & Housing Facs. Board, Hospital Facs. Rev.,
                     5.25%, 10/1/30 ...............................................................      A1/AA-           1,288,350
     3,500     Memphis Electric Syst. Rev., 5.00%, 12/1/12, Ser. A. (MBIA) ........................      Aaa/AAA          3,877,580
                                                                                                                     ---------------
                                                                                                                          5,165,930
                                                                                                                     ---------------
               TEXAS-10.4%
     4,135     Canyon Independent School Dist., GO,
                     5.00%, 2/15/28, Ser. A (PSF) .................................................      Aaa/AAA          4,254,171
     2,500     Columbia & Brazoria Independent School Dist., GO, 5.00%, 8/1/29 (PSF) ..............      NR/AAA           2,570,100
     1,300     Comal Cnty. Health Facs. Dev., Healthcare Syst. Rev., 6.25%, 2/1/32 ................     Baa2/BBB          1,337,219
    33,000     Denton Independent School Dist., GO,
                     zero coupon, 8/15/26-8/15/31 (PSF) ...........................................      Aaa/AAA          8,661,060
               Harris Cnty. Health Facs. Dev. Corp. Rev., Ser. A,
     2,750           5.375%, 2/15/26 ..............................................................      NR/AA-           2,832,252
     5,000           5.375%, 7/1/29 (MBIA) ........................................................      Aaa/AAA          5,213,150
               Harris Cnty., GO,
     4,400           5.125% 8/15/31 ...............................................................      Aa1/AA+          4,952,200
    19,500           5.125% 8/15/32 (FSA) .........................................................      Aaa/AAA         20,213,505
     4,005     Houston, GO, 5.00%, 3/1/25 (MBIA) ..................................................      Aaa/AAA          4,168,364
     5,000     Houston Water & Sewer Syst. Rev.,
                     5.00%, 12/1/30, Ser. A (FSA) (Pre-refunded @ 100, 12/1/12) (a) ...............      Aaa/AAA          5,590,750
     7,000     Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF) ...........................      Aaa/NR           7,139,230
       415     Leander Independent School Dist., GO, 5.00%, 8/15/32 (PSF) .........................      NR/AAA             424,466
     1,500     North Thruway Auth., Dallas North Thruway Syst. Rev.,
                     5.00%, 1/1/33, Ser. A (AMBAC) ................................................      Aaa/AAA          1,533,690
     2,105     Northwest Harris Cnty. Muni Utility Dist. No. 16, GO,
                     5.30%, 10/1/29 (Radian) ......................................................       NR/AA           2,163,456
     2,000     University Texas 5.00%, 7/1/26, Ser. B .............................................      Aaa/AAA          2,078,100
                                                                                                                     ---------------
                                                                                                                         73,131,713
                                                                                                                     ---------------
               UTAH-0.9%
     4,100     Salt Lake Cnty Hospital Rev., 5.125%, 2/15/33 (AMBAC) ..............................      Aaa/AAA          4,236,612
     1,750     Weber Cnty., Hospital Rev., 5.00%, 8/15/30 .........................................      Aa1/AA+          1,764,612
                                                                                                                     ---------------
                                                                                                                          6,001,224
                                                                                                                     ---------------
               WASHINGTON-7.0%
     6,375     Chelan Cnty. Public Utility Dist. Rev., No. 001,
                     5.125%, 7/1/33, Ser. C (AMBAC) ...............................................      Aaa/AAA          6,601,312
    15,000     King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (FSA) .................................      Aaa/AAA         15,301,200
     3,000     Port Seattle, Rev., 5.00%, 9/1/24 (FGIC) ...........................................      Aaa/AAA          3,111,810
    24,215     Tobacco Settlement Auth., Tobacco Settlement Rev.,
                     6.50%, 6/1/26 ................................................................     Baa3/BBB         24,321,788
                                                                                                                     ---------------
                                                                                                                         49,336,110
                                                                                                                     ---------------
               WISCONSIN-0.1%
       560     Badger Tobacco Asset Securitization Corp.,
                     6.00%, 6/1/17 ................................................................     Baa3/BBB            560,630
                                                                                                                     ---------------
               Total Municipal Bonds & Notes (cost-$613,180,190) ..................................                     639,133,092
                                                                                                                     ---------------

                         PIMCO MUNICIPAL INCOME FUND III
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                             (UNAUDITED) (CONTINUED)

  PRINCIPAL
    AMOUNT                                                                                            CREDIT RATINGS
     (000)                                                                                            (MOODY'S/ S&P)      VALUE*
------------------------------------------------------------------------------------------------------------------------------------

              VARIABLE RATE  NOTES (b) (c) (d)-6.6%
              CALIFORNIA-1.5%
   $7,000     State Economic Recovery 16.045%, 7/1/11, Ser. 930 (MBIA) ............................        NR/AAA      $10,792,880
                                                                                                                     ---------------
              ILLINOIS-0.3%
    1,990     Dev. Finance Auth., Gas Supply Rev.,
                    20.28%, 2/1/11 (AMBAC) ........................................................         NR/NR        2,236,302
                                                                                                                     ---------------
              MICHIGAN-1.7%
    4,990     Detroit Sewer Disposal Rev., 20.88%, 7/1/11 (FSA) ...................................        NR/AAA        5,839,797
    5,720     Detroit Water Supply Syst. Rev., 19.46%, 1/1/11 (MBIA) ..............................        NR/AAA        6,595,675
                                                                                                                     ---------------
                                                                                                                        12,435,472
                                                                                                                     ---------------
              NEW MEXICO-0.2%
    1,005     State Auth. Transit Rev., 7.74%, 6/15/12, Ser. 949 (AMBAC) ..........................        Aaa/NR        1,217,698
                                                                                                                     ---------------
              TEXAS-1.8%
    2,450     Dallas Area Rapid Transit Rev., 17.09%, 12/1/26 (FGIC) ..............................         NR/NR        2,748,949
    5,058     Denton Independent School Dist., GO, 7.74%, 8/15/33 (PSF) ...........................        Aaa/NR        5,281,750
    1,870     Mansfield Independent School Dist., GO, 20.17%, 2/15/23 (PSF) .......................         NR/NR        2,214,398
    2,060     University Rev., 17.46%, 8/15/27 ....................................................         NR/NR        2,301,308
                                                                                                                     ---------------
                                                                                                                        12,546,405
                                                                                                                     ---------------
              WASHINGTON-1.1%
    1,520     King Cnty Sewer Rev., 20.70%, 7/1/11 (FGIC) .........................................         NR/NR        1,735,004
    3,655     Port Tacoma, GO, 18.84%, 6/1/11 (AMBAC) .............................................         NR/NR        4,185,048
    1,510     Seattle Drain & Wastewater Rev., 20.83%,  7/1/10 (FGIC) .............................         NR/NR        1,729,207
                                                                                                                     ---------------
                                                                                                                         7,649,259
                                                                                                                     ---------------
              Total Variable Rate Notes (cost-$43,277,424) ........................................                     46,878,016
                                                                                                                     ---------------
              VARIABLE RATE DEMAND NOTES (c) (e)-2.0%
              ILLINOIS-0.3%
    2,500     State Fin. Auth. Rev., 1.97%, 1/5/05, Ser B. ........................................      VMIG1/A-1+      2,500,000
                                                                                                                     ---------------
              INDIANA-0.5%
    3,700     Indianapolis Local Public Improvement Board, Tax Allocation,
              1.96%, 1/5/05, Ser. F-2 (MBIA) ......................................................        Aaa/AAA       3,700,000
                                                                                                                     ---------------
              TEXAS-1.0%
    2,000     Gulf Coast Waste Disp. Auth. Pollution Control Rev., 1.82%, 1/3/05 ..................      VMIG1/A-1+      2,000,000
    5,000     Lower Neches Valley Industrial Dev. Corp., Exempt Facs. Rev., 2.10%, 1/3/05, Ser. A .      VMIG1/A-1+      5,000,000
                                                                                                                     ---------------
                                                                                                                         7,000,000
                                                                                                                     ---------------
              VIRGINIA-0.2%
    1,150     Loudoun Cnty. Indl. Dev. Auth. Rev., Howard Hughes Med. Ctr., 2.25%, 1/3/05, Ser. C .      VMIG1/A-1+      1,150,000
                                                                                                                     ---------------
              Total Variable Rate Notes Demand Notes (cost-$14,350,000) ...........................                     14,350,000
                                                                                                                     ---------------
              U.S. TREASURY BILLS (f)-1.2%
    8,515            2.06%-2.10%, 3/3/05-3/17/05 (cost-$8,479,201) ................................                      8,481,986
                                                                                                                     ---------------
              Total Investments, before call options written (cost-$679,286,815)-100.4% ...........                    708,843,091
                                                                                                                     ---------------

              CALL OPTIONS WRITTEN (g)-(0.4)%

 Contracts    U.S. Treasury Notes Futures, Chicago Board of Trade
 ---------
     (192)      Strike Price $106, expires 2/18/05 ................................................                     (1,146,000)
     (360)      Strike Price $113, expires 2/18/05 ................................................                       (180,000)
     (250)      Strike Price $114, expires 2/18/05 ................................................                        (58,594)
                                                                                                                     ---------------
                                                                                                                        (1,384,594)
                                                                                                                     ---------------
              U.S. Treasury Bonds Futures, Chicago Board of Trade
     (204)      Strike Price $106, expires 2/18/05 ................................................                     (1,348,312)
     (333)      Strike Price $114, expires 2/18/05 ................................................                       (286,172)
                                                                                                                     ---------------
                                                                                                                        (1,634,484)
                                                                                                                     ---------------
              Total call options written (premiums received-$2,942,823) ...........................                     (3,019,078)
                                                                                                                     ---------------
              Total Investments, net of call options written (cost-$676,343,992)-100.0% ...........                  $ 705,824,013
                                                                                                                     ---------------

Other Investments:

Futures contracts outstanding at December 31, 2004:

                                                  Notional
                                                   Amount          Expiration               Unrealized
    Type                                            (000)             Date                 Depreciation
-------------------------------------------------------------------------------------------------------

Long:  90 Day Eurodollar Futures                    1,063           9/19/2005             $  1,259,000

Short: U.S. Treasury Bond Futures                   2,248           3/21/2005                  446,110
                                                                                         --------------
                                                                                          $  1,705,110
                                                                                         --------------

Notes to Schedule of Investments:

*    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Exchange traded options, futures, and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m.
     Eastern time) on the New York Stock Exchange.

(a)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(b)  144A Security-Security exempt from registration under Rule 144A of the
     Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(c)  Variable Rate Notes - instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)  Residual Interest Municipal Bonds/Residual Interest Tax Exempt Bonds - The
     interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(e)  Maturity date shown is date of next call.

(f)  All or partial principal amount segregated as initial margin on futures contracts.

(g)  Non-income producing security.

Glossary:
AMBAC-insured by American Municipal Bond Assurance Corp.
CP-Certificates of Participation
FGIC-Insured by insured Financial Guaranty Insurance Co.
FHA-insured by Federal Housing Administration
FNMA-Federal National Mortgage Association
FSA-insured by Financial Security Assurance, Inc.
GNMA-Government National Mortgage Association
GO-General Obligation Bonds
MBIA-insured by Municipal Bond Investors Assurance
NR-Not Rated
PSF-Public School Fund
Radian- insured by Radian Guaranty Inc.
XLCA-insured by XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal
Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS
         (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002

                                   SIGNATURES
--------------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund III

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 24, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 24, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 24, 2005